Cover	Jul. 01, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 7, 2023, Cemtrex, Inc. (the “Company”) filed its Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”) to report that Advanced Industrial Services, Inc.,(“AIS”) a Pennsylvania corporation and a wholly owned subsidiary of the Company (the “Buyer”), completed the previously announced acquisition of Heisey Mechanical, Ltd. (“Heisey”) based in Columbia, Pennsylvania., pursuant to the Asset Purchase Agreement (as defined below).
Document Period End Date	Jul. 01, 2023
Entity File Number	001-37464
Entity Registrant Name	Cemtrex Inc.
Entity Central Index Key	0001435064
Entity Tax Identification Number	30-0399914
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	135 Fell Court
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	(631)
Local Phone Number	756-9116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	CETX
Security Exchange Name	NASDAQ
Series 1 Preferred Stock
Title of 12(b) Security	Series 1 Preferred Stock
Trading Symbol	CETXP